Average Annual Total Returns - Global Strategic Income	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Oct. 16, 1989	(0.95%)	3.36%	3.04%	(2.12%)	1.85%	1.28%	(0.62%)	1.90%	1.55%	May 26, 1995	1.73%	3.48%	2.89%	Mar. 01, 2001	3.24%	4.06%	3.21%	Jan. 26, 1998	3.76%	4.52%	3.75%	May 24, 2019	3.92%	4.44%	[1]	3.57%	[1]	Jan. 27, 2012	3.88%	4.68%	3.83%	7.51%	4.44%	3.84%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.